OPERATING REVENUES - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disaggregation of Revenue [Line Items]
Lease	$ 65,544	$ 590,877
Non-lease	298,466	208,027
Total revenues	364,010	798,904
Time charter revenues
Disaggregation of Revenue [Line Items]
Lease	42,111	76,534
Non-lease	0	0
Total revenues	42,111	76,534
Voyage charter revenues
Disaggregation of Revenue [Line Items]
Lease	23,433	514,343
Non-lease	290,484	194,185
Total revenues	313,917	708,528
Other income
Disaggregation of Revenue [Line Items]
Lease	0	0
Non-lease	7,982	13,842
Total revenues	$ 7,982	$ 13,842